Income Taxes (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Current:
U.S. federal				$ 24,000	$ 119,000
State and local
Total income tax provision				24,000	119,000
Deferred:
U.S. federal				(115,000)	(648,000)	(264,000)	(238,000)
State and local					78,000	(86,000)	(78,000)
Total income tax provision				(115,000)	(570,000)	(350,000)	(316,000)
Change in valuation allowance				115,000	570,000	350,000	316,000
Provision for income taxes	$ 24,000			$ 24,000	$ 119,000